Summary of Significant Accounting Policies - Impact of Adoption of ASUs on Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net (loss) income	$ (61.1)	$ 2.0	$ (79.3)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income tax benefit	(16.1)	(61.2)	(7.2)
Changes in operating assets and liabilities excluding effects of acquisitions and divestitures:
Trade and other receivables	(3.6)	5.7	(5.2)
Prepaid expenses and other current assets	0.6	(6.3)	(9.9)
Deferred revenue	7.0	4.5	2.7
Other assets and liabilities	(16.7)	(17.2)	(12.5)
Net cash provided by (used in) operating activities- continuing operations	10.7	(29.4)	(73.2)
Cash Flows from Investing Activities
Net cash (used in) provided by investing activities - continuing operations	(51.1)	(39.4)	46.6
Net cash provided by investing activities - discontinued operations		(0.2)	0.4
Net cash provided by (used in) investing activities	(51.1)	(39.6)	47.0
Effect of Exchange Rate Changes on Cash and Equivalents and Restricted Cash and Equivalents	(12.8)	11.0	15.0
Net increase (decrease) in cash and equivalents and restricted cash and equivalents	(1,306.0)	338.4	(644.2)
Elimination of cash from discontinued operations	0.5	5.2	37.7
Cash, restricted cash, and equivalents at beginning of year	2,411.8	2,068.2	2,674.7
Cash, restricted cash, and equivalents at end of year	1,106.3	2,411.8	2,068.2
As Previously Reported [Member]
Net (loss) income	(63.9)	(10.5)	(92.8)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income tax benefit	(16.8)	(62.3)	(8.3)
Changes in operating assets and liabilities excluding effects of acquisitions and divestitures:
Trade and other receivables	(5.3)	5.3	(5.8)
Prepaid expenses and other current assets	(4.6)	(6.9)	1.1
Deferred revenue	3.5	2.6	(1.8)
Other assets and liabilities	(2.8)	(0.7)	(3.8)
Net cash provided by (used in) operating activities- continuing operations	10.7	(29.4)	(73.2)
Cash Flows from Investing Activities
Net change in restricted cash and other restricted assets held to satisfy customer trust funds obligations	1,430.3	(367.8)	677.8
Net cash (used in) provided by investing activities - continuing operations		(407.2)	724.4
Net cash provided by investing activities - discontinued operations			38.6
Net cash provided by (used in) investing activities	1,379.2		763.0
Effect of Exchange Rate Changes on Cash and Equivalents and Restricted Cash and Equivalents	(9.7)	8.6	1.3
Net increase (decrease) in cash and equivalents and restricted cash and equivalents	123.1	(31.8)	58.1
Elimination of cash from discontinued operations	0.5	5.2	(0.5)
Cash, restricted cash, and equivalents at beginning of year	94.2	120.8	63.2
Cash, restricted cash, and equivalents at end of year	217.8	94.2	120.8
Accounting Standards Update 2014-09 [Member] | Adjustments [Member]
Net (loss) income	2.8	12.5	13.5
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income tax benefit	0.7	1.1	1.1
Changes in operating assets and liabilities excluding effects of acquisitions and divestitures:
Trade and other receivables	1.7	0.4	0.6
Prepaid expenses and other current assets	5.2	0.6	(11.0)
Deferred revenue	3.5	1.9	4.5
Other assets and liabilities	(13.9)	(16.5)	(8.7)
Accounting Standards Update 2016-18 [Member] | Adjustments [Member]
Cash Flows from Investing Activities
Net change in restricted cash and other restricted assets held to satisfy customer trust funds obligations	(1,430.3)	367.8	(677.8)
Net cash (used in) provided by investing activities - continuing operations		367.8	(677.8)
Net cash provided by investing activities - discontinued operations			(38.2)
Net cash provided by (used in) investing activities	(1,430.3)		(716.0)
Effect of Exchange Rate Changes on Cash and Equivalents and Restricted Cash and Equivalents	(3.1)	2.4	13.7
Net increase (decrease) in cash and equivalents and restricted cash and equivalents	(1,429.1)	370.2	(702.3)
Elimination of cash from discontinued operations			38.2
Cash, restricted cash, and equivalents at beginning of year	2,317.6	1,947.4	2,611.5
Cash, restricted cash, and equivalents at end of year	$ 888.5	$ 2,317.6	$ 1,947.4